Intangible assets net	12 Months Ended
Dec. 31, 2022
Intangible assets net
Intangible assets, net

Note 8 - Intangible Assets, net

Intangible assets stated at cost less accumulated depreciation amortization consisted of the following:

	December 31,	December 31,
	2022	2021
Software	$31,126	$30,838
Land use rights*	290,606	314,456
Patents	4,350,000	4,707,000
Subtotal	4,671,732	5,052,294
Less: Accumulated amortization	(4,486,910)	(4,846,323)
Intangible assets, net	$184,822	$205,971

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired land use rights from the local government in December 2002 for period of 50 years. As of December 31, 2022 and 2021, land use rights with net book value of $179,207 and $200,204, respectively, were pledged as collateral for bank loans (Note 10). Amortization expense for intangible assets totaled $8,356, $472,140 and $441,489 for the years ended December 31, 2022, 2021 and 2020, respectively.